Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions And Other Long term Liabilities [Abstract]
Disclosure of provisions [text block]

Note 29     Provisions and other long-term liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
As of January 1, 2020	56,113	2,267	3,682	62,062
Addition to provision / changes in estimates	(1,812)	(258)	1,904	(166)
Acquisitions (Note 36.1)	5,629	2,339	8,551	16,519
Exchange difference	2,215	(93)	133	2,255
Foreign currency translation	(2,057)	—	—	(2,057)
Amortization	—	(387)	—	(387)
Unwinding of discount	4,276	—	371	4,647
Amounts used during the year	(272)	(40)	(139)	(451)
Liabilities associated with assets held for sale	(52)	—	—	(52)
As of December 31, 2020	64,040	3,828	14,502	82,370
Addition to provision / changes in estimates	(651)	(46)	59	(638)
Acquisitions (Note 36.1)	—	—	—	—
Exchange difference	(668)	(228)	(1,079)	(1,975)
Foreign currency translation	(651)	—	(2)	(653)
Amortization	—	(223)	—	(223)
Unwinding of discount	3,140	—	486	3,626
Amounts used during the year	(170)	—	(291)	(461)
Liabilities associated with assets held for sale	(19,198)	—	—	(19,198)
As of December 31, 2021	45,842	3,331	13,675	62,848

The provision for asset retirement obligation relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

Deferred income relates to government grants and other contributions relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.

Other includes the provision for an environmental contingency in the United Kingdom and other environmental obligations in Colombia and Peru. On January 8, 2020, Amerisur announced that it had received a copy of a claim form issued in the High Court of England and Wales (the “Court”) by Leigh Day solicitors on behalf of a group of claimants (the “Claimants”) described as members of a farming community in the department of Putumayo in Colombia. The claim states that the Claimants seek compensation for economic and non-economic damages said to be caused by alleged environmental contamination and pollution caused by Amerisur’s operations in Colombia. Amerisur stated that the accusations of environmental damage referenced in the claim are being investigated by Colombian authorities and to-date have been deemed to be without merit. Amerisur further stated that it viewed the substance of the claim to be without merit. Following court hearings held in January and February 2020, an interim freezing order was imposed on Amerisur in respect to GBP 4,465,600 (equivalent to US$ 6,022,000 as of December 31, 2021) of its assets located in the United Kingdom. On November 10, 2020, the freezing order was discharged by agreement between the parties as Amerisur provided alternative security in the form of a Letter of Credit from an UK Bank. On January 12, 2021 a hearing was held, where the Court ordered the Claimants to serve the Group Particulars of Claim (GPoC) by February 26, 2021. Amerisur served its defence to the GPoC on May 21, 2021. A Case Management Conference was held on July 7, 2021, where the Court ordered: i) to schedule a limited trial, relating to 2 preliminary Colombian law issues, namely, limitation and parent company liability; and ii) to schedule a Costs Management Conference. The Costs Management Conference was held on October 26, 2021 before the Court. The Court ruled that: i) Amerisur’s costs of the general pollution claims are enforceable against the Claimants only after the conclusion of the proceedings and those costs have been either assessed or agreed; and, ii) Amerisur’s application for an interim payment in respect of those costs and for security for costs were dismissed. As of the date of these Consolidated Financial Statements, the process is ongoing.